IMPAIRMENT TESTING (Details textuals 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Historical average spot freight rates	10-year
LR2
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	$ 18,003	$ 17,216	$ 20,176
LR1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	16,907	16,445	17,124
MR
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	15,349	15,794	15,118
Handysize
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	$ 13,968	$ 14,416	$ 15,203